Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
Interest	$ 117	$ 104	$ 335	$ 310	$ 415	$ 413	$ 382
Amortization of debt issuance costs and discounts	3	3	8	8	11	11	9
Less AFUDC - capitalized interest portion	(5)	(3)	(12)	(10)	(13)	(19)	(16)
Total interest expense and related charges	$ 115	$ 104	$ 331	$ 308	$ 413	$ 405	$ 375